SHARE-BASED COMPENSATION - Summary of RSU activity (Details) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted average grant-date fair value
Outstanding balance			$ 19.40		$ 0
Restricted Stock Units (RSUs)
Number of RSUs
Outstanding beginning balance	3,521,118	3,521,118	0
Granted	8,118,214	11,994,570	202,274
Vested	(257,420)	(313,464)
Forfeited	(242,012)	(334,176)
Outstanding ending balance	11,139,900	14,868,048	202,274
Weighted average grant-date fair value
Outstanding balance	$ 12.81	$ 12.35		$ 19.05